Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Compass EMP U.S. Discovery 500 Enhanced Volatility Weighted Index ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investment results that match the performance of the CEMP U.S. Small Cap 500 Long/Cash Volatility Weighted Index before fees and expenses.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund.  Investors may pay brokerage commissions on their purchases and sales of shares of the Fund in the secondary market, which are not reflected in the table or the example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of shares of the Fund in the secondary market, which are not reflected in the table or the example below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to track the returns of the CEMP U.S. Small Cap 500 Long/Cash Volatility Weighted Index (the “Index”) before fees and expenses.  The Fund employs a replication strategy that entails holding all, or approximately all, the stocks in the Index.

The Index is an unmanaged index that was created by the Fund’s investment advisor and generally consists of the common stock of the 500 largest companies by market capitalization that have their headquarters in the U.S., market capitalizations of less than $3 billion, and the stock of which trades on a U.S. exchange.  The Index may include less than 500 stocks depending on the number of companies meeting the Index’s criteria.  The Index includes only companies with consistent positive earnings (at least its 4 most recent quarters) and is weighted based on the volatility of each stock.  Volatility is the extent to which the return of a security fluctuates between its highest price and its lowest price within a given period.  The weight of each member in the Index is defined by its own volatility relative to the average volatility of all Index members measured over the past 180 trading days.  Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.  The Index’s stock component is reconstituted every March and September and is adjusted to limit exposure to any particular sector to 25%.

The Index seeks to limit risk during unfavorable (non-normal) market conditions by reducing its exposure to the market. Market conditions are measured by reference to the CEMP U.S. Small Cap 500 Volatility Weighted Index. During a period of market decline, defined as a 10% drop from the all-time daily high and based on the month end value of the CEMP U.S. Small Cap 500 Volatility Weighted Index, exposure to the market may be as low as 25% depending on the magnitude and duration of such decline. The Index will return to being fully invested if the month end value of the stocks in the CEMP U.S. Small Cap 500 Volatility Weighted Index returns to a -10% value from its daily high. However, if the CEMP U.S. Small Cap 500 Volatility Weighted Index declines further to -20% from its recent highest value, 25% of the Index will be reinvested from cash equivalents back into the stocks of the CEMP U.S. Small Cap 500 Volatility Weighted Index at their current securities weighting. If the CEMP U.S. Small Cap 500 Volatility Weighted Index declines still further to -30% from the recent highest value, another 25% of the Index will be reinvested back into the stocks of the CEMP U.S. Small Cap 500 Volatility Weighted Index at their current securities weighting. If the CEMP U.S. Small Cap 500 Volatility Weighted Index declines even further to -40% (or more) from the recent highest value, the remaining 25% of the Index will be reinvested back into the stocks of the CEMP U.S. Small Cap 500 Volatility Weighted Index at their current securities weighting and the Index will then be 100% invested in stocks. The Index’s exposure to the market is dictated by a mathematical index construction algorithm, which is not subject to discretionary human judgment or intervention. Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in securities of U.S. issuers included in the Index as of its most recent reconstitution.

During unfavorable market conditions the Fund will invest its cash in excess of the amount required for equity investments primarily in fixed income securities, including U.S. Treasury bills and notes, commercial paper and corporate bonds. With respect to such excess cash investments, the Fund expects the dollar-weighted average fixed income maturity to be 12 months or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB- and above). However, up to 20% of the fixed income portfolio may be composed of lower-quality corporate bonds rated B- or higher, which are commonly referred to as “junk bonds.”

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The following summarizes the principal investment risks of the Fund. Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program.

•	ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

o
Not Individually Redeemable.  Shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as “Creation Units.”  You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

o
Trading Issues.  Trading in Shares on the Exchange (as defined below) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.  There can be no assurance that Shares will continue to meet the listing requirements of the Exchange.  There is no guarantee that an active secondary market will develop for Shares of the Fund.

o
Market Price Variance Risk.  The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.  There may be times when the market price and the NAV vary significantly.  This means that Shares may trade at a discount to NAV.

•
Fixed Income Risk. The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

•
Index Risk. Because the Index’s allocation to cash versus securities may be reallocated monthly, there is a risk that the Index will not be able to immediately react to changes in market conditions that occur between reallocations.

•
Junk Bond Risk.  Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default.  These securities are considered speculative.

•	Limited History of Operations. The Fund is a new exchange traded fund (“ETF”) and has a limited history of operations for investors to evaluate.

•
Passive Investment Risk.  The Fund is not actively managed and the Advisor will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Index methodology.

•
Small Capitalization Stock Risk.  The earnings and prospects of smaller-sized companies are more volatile than larger companies and may experience higher failure rates than larger companies.  Smaller-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall disproportionately more than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

•
Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

•
Tracking Risks. The Fund’s return may not match the return of the Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the Fund may not be fully invested at times; the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.

Risk Lose Money [Text]	rr_RiskLoseMoney	Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information is available by calling 1-866-376-7890.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-376-7890
Compass EMP U.S. Discovery 500 Enhanced Volatility Weighted Index ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 252

[1]	Estimated for the current fiscal year.
[2]	Compass Efficient Model Portfolios, LLC (the "Advisor") has contractually agreed through October 31, 2015 to waive management fees and/or reimburse Fund expenses, but only to the extent necessary to maintain the Fund's Total Annual Fund Operating Expenses (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs) at 0.68%. This agreement may only be terminated by the Fund's Board of Trustees on 60 days' written notice to the Advisor.